CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		111 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Net Loss	$ (607,966)	$ (1,935,733)	$ (8,428,352)
Stock for services	122,806	1,163,621	5,067,634
Depreciation	3,338	5,194	19,805
Net discount on convertible debt	15,065	169,296	206,324
Loss due to Impairment / Gain on restructuring			130,795
Changes in inventory and other current assets		6,770	(4,869)
Changes in accounts payable and accrued liabilities	466,757	407,711	2,621,065
Net cash used in operating activities		(183,141)	(387,598)
Fixed asset / Other asset purchases		(19,296)	(189,541)
Net cash used in investing activities		(19,296)	(189,541)
Net Proceeds from general financing		175,000	657,500
Net Proceeds (payments) from shareholder / officers		(2,625)	(113,947)
Proceeds from issuance of common stock		30,000	33,586
Net cash provided by financing activities		202,375	577,139
Net increase (decrease) in cash		(62)
Beginning of period - continuing operations		70
End of period - continuing operations		8
Cash paid for interest		$ 8,738	$ 18,295